ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2018	2019
	RMB	RMB
Payroll payable	150,161	225,912
Payable for business acquisition (Note 3)	—	128,002
Others	64,009	141,570
Accrued expenses and other current liabilities	214,170	495,484

Others mainly include VAT payable and deposits refundable to residents upon termination.